Statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net income (loss) for the year	$ (549,515)	$ 722,828
Adjustments to reconcile net income (loss) for the year to net cash from operating activities
Net realized (gains) losses on redemptions and sales of silver bullion		45
Change in unrealized (gains) losses on silver bullion	527,962	(733,186)
Net changes in operating assets and liabilities
(Increase) decrease in prepaid assets	(186)	72
Increase (decrease) in accounts payable	192	(180)
Net cash provided by (used in) operating activities	(21,547)	(10,421)
Cash flows from investing activities
Purchases of silver bullion	(1,719,695)	(597,364)
Sales of silver bullion
Net cash provided by (used in) in investing activities	(1,719,695)	(597,364)
Cash flows from financing activities
Proceeds from issuance of Units (note 7)	1,755,965	614,851
Payments on redemption of Units (note 7)	(8)	(16)
Underwriting commissions and issue expenses	(14,146)	(6,941)
Net cash provided by (used in) financing activities	1,741,811	607,894
Net increase (decrease) in cash during the year	569	109
Cash at beginning of year	2,622	2,513
Cash at end of year	$ 3,191	$ 2,622